SHARE CAPITAL AND RESERVES - Schedule of fair value of stock options (Details) - Year	1 Months Ended			12 Months Ended
	Jan. 28, 2021	Aug. 17, 2020	Jan. 24, 2020	Jan. 31, 2021	Jan. 31, 2020
Disclosure of classes of share capital [abstract]
Risk-free rate	0.19%	0.29%	1.46%	0.19%	0.29%
Expected life of options (years)	3	3	3	3	3
Annualized volatility	80.00%	80.00%	100.00%	80.00%	80.00%
Dividend rate	0.00%	0.00%	0.00%	0.00%	0.00%